 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 7, 2011

 REGISTRATION NOS. 333 -122901
 811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 175	[x]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 182	[x]

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

COPIES TO:

Michael Glazer	and	Gregory S. Rowland
Bingham McCutchen LLP		Davis Polk & Wardwell LLP
355 South Grand Avenue, Suite 4400		450 Lexington Avenue
Los Angeles, CA 90071-3106		New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[x]	on September 13, 2011, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 174 to the Registrant’s Registration Statement filed under Rule 485(b) of the Securities Act of 1933 on September 2, 2011 for the purpose of establishing the Ramius Trading Strategies Managed Futures Fund as a new series of the Registrant.  PEA No. 174 was initially scheduled to become effective on September 8, 2011.  This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 174 to the Registrant’s Registration Statement filed on September 2, 2011.

SIGNATURES

The Subsidiary has duly caused this Registration Statement of Investment Managers Series Trust, with respect only to the information that specifically relates to the Subsidiary, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York on the 7th day of September, 2011.

RAMIUS TRADING STRATEGIES MF LTD

By:	/s/ THOMAS W. STRAUSS
Thomas W. Strauss, Director

This Registration Statement of Investment Managers Series Trust, with respect only to information that specifically relates to Ramius Trading Strategies MF Ltd, has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ THOMAS W. STRAUSS
Thomas W. Strauss	Director	September 7, 2011

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 7th day of September, 2011.

INVESMENT MANAGERS SERIES TRUST

By:	/s/ JOHN P. ZADER
John P. Zader, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 7th day of September, 2011, by the following persons in the capacities set forth below.

Signature	Title
†
Ashley Toomey Rabun	Trustee
†
William H. Young	Trustee
†
Charles H. Miller	Trustee
/s/ JOHN P. ZADER
John P. Zader	Trustee and President
†
Eric M. Banhazl /s/ RITA DAM	Trustee and Vice President
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By	/s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney previously filed with Post-Effective Amendment No. 31 on February 1, 2008.